STAFF RETIREMENT PLANS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Staff Retirement Plans
Contribution to staff retirement plans	$ 825,240	¥ 5,917,633	$ 522,049	¥ 755,255	$ 264,970	¥ 1,878,534